FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of assets and liabilities measured at fair value on a recurring basis

December 31, 2021	Level 1	Level 2	Level 3	Total
2020 Notes warrants	$—	$—	$373,599	$373,599
Total Warrant Liability	$—	$—	$373,599	$373,599

Schedule of movement in warrant liability balance

	Bridge
	Financing	2020 Note
	Warrants	Warrants
Beginning Balance January 1, 2021	$—	$—
Warrant value at issuance (recorded as warrant liability expense)	3,783,079	894,113
Change in fair value of warrants	8,627,651	(520,514)
Reclassification of warrant liability to an equity instrument	(12,410,730)	—
Ending balance December 31, 2021	$—	$373,599

Change in fair value of warrants	—	(77,237)
Reclassification of warrant liability to an equity instrument	—	(296,362)
Ending balance September 30, 2022	$—	$—